Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets [Abstract]
Limited Partners - Common Units Issued	127,246,692	122,094,633
Limited Partners - Common Units Outstanding	127,246,692	122,094,633
Limited Partners - Preferred Units Issued	12,983,333	12,983,333
Limited Partners - Preferred Units Outstanding	12,983,333	12,983,333